DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 2012 Employee Stock Purchase Plan
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the Flotek Industries, Inc. 2012 Employee Stock Purchase Plan (the “Plan”) is provided for general informational purposes only. Plan participants should refer to the Plan document for a complete description of Plan provisions.
General
The Plan is designed to provide eligible employees of the Company and its subsidiaries with an opportunity to purchase shares of the Company’s common stock (the “Flotek Stock”) at a discounted price through payroll deductions. The Plan was approved by the Company’s stockholders on May 18, 2012 and commenced operation on October 1, 2012 and was further amended in 2019, 2022, 2023, and 2025 as described below. A total of 250,000 shares of Flotek Stock have been authorized for issuance under the terms of the Plan.
The Plan has offering periods lasting three months. The first three-month offering period began October 1, 2012. Subsequent continuous offering periods commence on January 1, April 1, July 1, and October 1 of each year.
Effective after the third quarter 2018 purchase, the Company temporarily suspended the Plan due to the lack of available shares. During the second quarter 2019, the Company obtained shareholder approval to increase the number of shares of the Flotek Stock available for issuance under the Plan by 83,333 shares and reinstated the Plan.
Effective after the first quarter 2022 purchase, the Company temporarily suspended the Plan due to lack of available shares. During the second quarter 2022, the Company obtained shareholder approval to increase the number of shares of the Flotek Stock available for issuance under the Plan by 83,333 shares and reinstated the Plan.
On June 27, 2023, the Company’s Board of Directors (the “Board”) approved an amendment to the Plan to allow highly compensated employees (within the meaning of Section 423(b)(4)(D) of the Internal Revenue Code of 1986, as amended) to participate in the Plan and to remove the 1,000 shares of Flotek Stock limit per employee per offering period under the Plan. In addition, the Board removed the prior prohibition on executive officers participating in the Plan.
On March 6, 2025, the Board approved amendments to the Plan, subject to shareholder approval. On May 16, 2025, the Company’s shareholders approved amendments to the Plan to (i) extend the duration to June 30, 2027 and (ii) make certain other administrative changes.
Administration
The Plan is administered by the Board, unless the Board appoints a committee to administer the Plan. The Board has selected a third-party administrator, Equiniti Trust Company, LLC (“EQ”), to maintain the accounts of the Plan and serve as the custodian of employee accounts. EQ uses information regarding employees’ payroll deductions to credit an account in each participant’s name with the number of full shares of Flotek Stock purchased by that participant’s contributions to the Plan.
Shares of Flotek Stock acquired by participants under the Plan may be shares issued by the Company from its authorized but unissued shares, treasury shares or shares purchased on the open market.
Eligibility
Any employee of the Company who is customarily employed for at least twenty (20) hours per week by the Company or one of its subsidiaries is eligible to participate in the Plan, except that no employee may participate in the Plan if the employee owns or would own after participation in the Plan 5% or more of the outstanding shares of Flotek Stock.
There were approximately 36 and 27 participants in the Plan at December 31, 2025 and 2024, respectively.
Contributions
If an employee elects to participate in the Plan, the employee contributes to the Plan through payroll deductions in an amount not less than one percent (1%) and not more than ten percent (10%) of such participant’s compensation, on an after tax basis, on each payday during the offering period. Employees may increase or decrease the deduction rate at the start of each offering period. A participant may withdraw from any offering period by providing written notice to the Company prior to the applicable purchase date and any accumulated payroll deductions will be returned to the respective participant.
During the years ended December 31, 2025, 2024, and 2023, participants purchased 15,120, 25,370, and 25,627 shares, respectively, of Flotek Stock.
Purchases
Participant contributions are used to purchase Flotek Stock as of the last business day of the quarterly offering period (the “trade date”) at 85% of the closing market price of the stock on that day, and recorded in the financial statements as of the trade date, while the quarterly stock purchase will generally have a settlement date a few days after the end of each quarter. For each calendar year, an employee may not be granted purchase rights for Flotek Stock valued over $25,000, as determined at the time such purchase right is granted. Any payroll deductions collected from an employee that cannot be applied to the purchase of Flotek Stock because of limitations will be refunded to the employee.
Expenses
The Company pays all administrative expenses related to the purchase, custody, and record keeping of the Flotek Stock held as part of the Plan. These expenses may include broker commissions, transfer fees, administrative costs, and other similar expenses. Expenses related to the disposition or transfer of shares from a participants’ account are borne by that participant.
Refunds
Prior to the June 27, 2023 amendment, the Company refunded contributions to participants that were in excess of the purchase price of the 1,000 share limitation. For the year ended December 31, 2023, the Company refunded $35,667 to Plan participants primarily related to contributions in excess of the 1,000 share limitation. The Company does not purchase fractional shares related to a participant’s contributions. Therefore, the portion of the participant’s contributions that would result in the purchase of fractional shares are refunded to the Plan participant. For the years ended December 31, 2025 and 2024, the Company refunded $1,313 and $0, respectively, to Plan participants.
Withdrawals and Termination of Employment
The Plan provides that a participant may withdraw from the Plan at any time and receive a refund of contributions for that offering period by completing the withdrawal request directly through EQ’s participant account website. If an employee’s employment ends for any reason, whether voluntary or involuntary, including retirement or death, participation in the Plan automatically ends, and the Company will refund any payroll deductions under the Plan that have not yet been used to purchase shares.
Plan Termination
The Plan will terminate at the earliest of the following:
•June 30, 2027;
•the date the Board acts to terminate the Plan in accordance with the Plan provisions; or
•the date when all of the shares available under the Plan have been purchased (as of December 31, 2025, the Company had approximately 57,000 shares available for future issuance).
Upon termination of the Plan, all unapplied cash credits not already used to purchase Flotek Stock remaining in participants’ accounts will be refunded in cash to the participants. The Board may terminate or amend the Plan as deemed necessary or appropriate.
Employee Accounts
EQ serves as the Plan’s record keeper. Flotek Stock is held in custodial accounts by EQ, which maintains a separate account for each participant adding the number of full shares of Flotek Stock purchased with contributions and reflecting the total number of shares held. Each participant holding shares at EQ has the right to vote, receive dividends, transfer, and dispose of their shares.